Trade, other receivables and tax receivables - analysis by due date (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Current trade receivables	€ 2,460	€ 2,479
Non-current trade receivables	0	0
Trade receivables	2,460	2,479
Current receivables from financing activities	2,946	2,407
Non-current receivables from financing activities	194	171
Receivables from financing activities	3,140	2,578
Current other receivables	2,481	2,387
Non-current other receivables	472	410
Other receivables	2,953	2,797
Current trade and other receivables	7,887	7,273
Non-current trade and other receivables	666	581
Total Trade and other receivables	8,553	7,854
Tax receivables	215	206
Non-current tax receivables	83	93
Tax receivables	298	299
Due between one and five years
Disclosure of financial assets [line items]
Non-current trade receivables	0	0
Non-current receivables from financing activities	194	171
Non-current other receivables	414	308
Non-current trade and other receivables	608	479
Non-current tax receivables	62	71
Due beyond five years
Disclosure of financial assets [line items]
Non-current trade receivables	0	0
Non-current receivables from financing activities	0	0
Non-current other receivables	58	102
Non-current trade and other receivables	58	102
Non-current tax receivables	€ 21	€ 22